Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000117965 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.90%
C000117965 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000117965 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000117965 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000117965 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000117965 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000117965 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000117965 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000117965 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000117965 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000117965 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.90%
C000117965 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000117965 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000117966 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.90%
C000117966 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000117966 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000117966 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000117966 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000117966 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000117966 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000117966 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000117966 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000117966 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000117966 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.90%
C000117966 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000117966 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000022342 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.90%
C000022342 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000022342 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000022342 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000022342 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000022342 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000022342 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022342 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000022342 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022342 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000022342 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.90%
C000022342 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022342 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000022355 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000022355 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000022355 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000022355 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000022355 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000022355 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000022355 [Member] | Eli Lilly And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000022355 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022355 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022355 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022355 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000022355 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000022355 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000022355 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.90%
C000022355 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000022355 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000022355 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022355 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022355 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022355 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000022355 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022356 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000022356 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000022356 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000022356 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000022356 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000022356 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000022356 [Member] | Eli Lilly And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000022356 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022356 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022356 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022356 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000022356 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000022356 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000022356 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.90%
C000022356 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000022356 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000022356 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022356 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022356 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022356 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000022356 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022354 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000022354 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000022354 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000022354 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000022354 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000022354 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000022354 [Member] | Eli Lilly And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000022354 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022354 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022354 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022354 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000022354 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000022354 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000022354 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.90%
C000022354 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000022354 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000022354 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022354 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022354 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022354 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000022354 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022399 [Member] | Elevance Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022399 [Member] | Qualcomm Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022399 [Member] | Wells Fargo And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022399 [Member] | The Southern Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022399 [Member] | News Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022399 [Member] | Chubb Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022399 [Member] | American International Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022399 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022399 [Member] | MetLife Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022399 [Member] | General Electric Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022399 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022399 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000022399 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000022399 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000022399 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000022399 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000022399 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022399 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000022399 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000022399 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000022399 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000022399 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022400 [Member] | Elevance Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022400 [Member] | Qualcomm Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022400 [Member] | Wells Fargo And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022400 [Member] | The Southern Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022400 [Member] | News Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022400 [Member] | Chubb Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022400 [Member] | American International Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022400 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022400 [Member] | MetLife Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022400 [Member] | General Electric Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022400 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022400 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000022400 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000022400 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000022400 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000022400 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000022400 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022400 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000022400 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000022400 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000022400 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000022400 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022398 [Member] | Elevance Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022398 [Member] | Qualcomm Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022398 [Member] | Wells Fargo And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022398 [Member] | The Southern Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022398 [Member] | News Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022398 [Member] | Chubb Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022398 [Member] | American International Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022398 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022398 [Member] | MetLife Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022398 [Member] | General Electric Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022398 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022398 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000022398 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000022398 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000022398 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000022398 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000022398 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022398 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000022398 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000022398 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000022398 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000022398 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022375 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	21.20%
C000022375 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	26.20%
C000022375 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000022375 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000022375 [Member] | Short Term Investments Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000022375 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000022375 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	24.70%
C000022375 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000022375 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000022375 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000022375 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	26.20%
C000022375 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	21.20%
C000022375 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000022375 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000022376 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	21.20%
C000022376 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	26.20%
C000022376 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000022376 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000022376 [Member] | Short Term Investments Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000022376 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000022376 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	24.70%
C000022376 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000022376 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000022376 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000022376 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	26.20%
C000022376 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	21.20%
C000022376 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000022376 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000022374 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	21.20%
C000022374 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	26.20%
C000022374 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000022374 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000022374 [Member] | Short Term Investments Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000022374 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000022374 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	24.70%
C000022374 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000022374 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000022374 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000022374 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	26.20%
C000022374 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	21.20%
C000022374 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000022374 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000022604 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022604 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000022604 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000022604 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022604 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000022604 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.20%
C000022604 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000022604 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.20%
C000022604 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000022604 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000022604 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022604 [Member] | Equity Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000022605 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022605 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000022605 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000022605 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022605 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000022605 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.20%
C000022605 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000022605 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.20%
C000022605 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000022605 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000022605 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022605 [Member] | Equity Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000022603 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022603 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000022603 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000022603 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022603 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000022603 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.20%
C000022603 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000022603 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.20%
C000022603 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000022603 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000022603 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022603 [Member] | Equity Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000022637 [Member] | News Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000022637 [Member] | Select Medical Holdings Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022637 [Member] | Stanley Black And Decker Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022637 [Member] | Fifth Third Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022637 [Member] | TE Connectivity Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022637 [Member] | FirstEnergy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000022637 [Member] | Saia Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022637 [Member] | Corning Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022637 [Member] | Western Digital Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022637 [Member] | MKS Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022637 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000022637 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000022637 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000022637 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000022637 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022637 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000022637 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000022637 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000022637 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000022637 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000022637 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000022637 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000022638 [Member] | News Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000022638 [Member] | Select Medical Holdings Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022638 [Member] | Stanley Black And Decker Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022638 [Member] | Fifth Third Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022638 [Member] | TE Connectivity Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022638 [Member] | FirstEnergy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000022638 [Member] | Saia Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022638 [Member] | Corning Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022638 [Member] | Western Digital Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022638 [Member] | MKS Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022638 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000022638 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000022638 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000022638 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000022638 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022638 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000022638 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000022638 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000022638 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000022638 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000022638 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000022638 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000022636 [Member] | News Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000022636 [Member] | Select Medical Holdings Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022636 [Member] | Stanley Black And Decker Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022636 [Member] | Fifth Third Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022636 [Member] | TE Connectivity Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022636 [Member] | FirstEnergy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000022636 [Member] | Saia Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022636 [Member] | Corning Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022636 [Member] | Western Digital Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022636 [Member] | MKS Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022636 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000022636 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000022636 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000022636 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000022636 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022636 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000022636 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000022636 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000022636 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000022636 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000022636 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000022636 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000022568 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	24.70%
C000022568 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	26.60%
C000022568 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000022568 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000022568 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000022568 [Member] | Short Term Investments Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000022568 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000022568 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	23.80%
C000022568 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000022568 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000022568 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000022568 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	26.60%
C000022568 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	24.70%
C000022568 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000022568 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000022569 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	24.70%
C000022569 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	26.60%
C000022569 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000022569 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000022569 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000022569 [Member] | Short Term Investments Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000022569 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000022569 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	23.80%
C000022569 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000022569 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000022569 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000022569 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	26.60%
C000022569 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	24.70%
C000022569 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000022569 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000022567 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	24.70%
C000022567 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	26.60%
C000022567 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000022567 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000022567 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000022567 [Member] | Short Term Investments Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000022567 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000022567 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	23.80%
C000022567 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000022567 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000022567 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000022567 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	26.60%
C000022567 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	24.70%
C000022567 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000022567 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000022599 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022599 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000022599 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022599 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022599 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000022599 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.00%
C000022599 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000022599 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.00%
C000022599 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022599 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000022599 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022599 [Member] | Equity Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022599 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000022600 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022600 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000022600 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022600 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022600 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000022600 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.00%
C000022600 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000022600 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.00%
C000022600 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022600 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000022600 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022600 [Member] | Equity Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022600 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000022598 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022598 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000022598 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022598 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022598 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000022598 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.00%
C000022598 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000022598 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.00%
C000022598 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022598 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000022598 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022598 [Member] | Equity Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022598 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000022347 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000022347 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022347 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000022347 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000022347 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000022347 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000022347 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022347 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022347 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022347 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000022347 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000022347 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022348 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000022348 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022348 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000022348 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000022348 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000022348 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000022348 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022348 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022348 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022348 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000022348 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000022348 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022349 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000022349 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022349 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000022349 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000022349 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000022349 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000022349 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022349 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022349 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022349 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000022349 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000022349 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000117967 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000117967 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000117967 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000117967 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000117967 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000117967 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000117967 [Member] | Eli Lilly And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000117967 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000117967 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000117967 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000117967 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000117967 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000117967 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000117967 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000117967 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000117967 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000117967 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000117967 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000117967 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000117967 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000117967 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000117967 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000117968 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000117968 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000117968 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000117968 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000117968 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000117968 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000117968 [Member] | Eli Lilly And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000117968 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000117968 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000117968 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000117968 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000117968 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000117968 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000117968 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000117968 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000117968 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000117968 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000117968 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000117968 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000117968 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000117968 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000117968 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022362 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000022362 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000022362 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022362 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000022362 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022362 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022362 [Member] | Eli Lilly And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022362 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022362 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000022362 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022362 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000022362 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000022362 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000022362 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000022362 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000022362 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000022362 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022362 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022362 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000022362 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000022362 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022362 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022689 [Member] | Samsung Electronics Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000022689 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022689 [Member] | Kinross Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022689 [Member] | Cenovus Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022689 [Member] | Beazley PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022689 [Member] | Asahi Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022689 [Member] | Siemens AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022689 [Member] | CRH PLC London Stock Exchange [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022689 [Member] | SSE PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022689 [Member] | Sandoz Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022689 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000022689 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000022689 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000022689 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000022689 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000022689 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022689 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000022689 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000022689 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000022689 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000022689 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000022689 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000022689 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000022689 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000022689 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000022689 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000022689 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000022689 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000022689 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000022689 [Member] | BERMUDA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022689 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000022689 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022690 [Member] | Samsung Electronics Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000022690 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022690 [Member] | Kinross Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022690 [Member] | Cenovus Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022690 [Member] | Beazley PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022690 [Member] | Asahi Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022690 [Member] | Siemens AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022690 [Member] | CRH PLC London Stock Exchange [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022690 [Member] | SSE PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022690 [Member] | Sandoz Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022690 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000022690 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000022690 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000022690 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000022690 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000022690 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022690 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000022690 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000022690 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000022690 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000022690 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000022690 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000022690 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000022690 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000022690 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000022690 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000022690 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000022690 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000022690 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000022690 [Member] | BERMUDA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022690 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000022690 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022688 [Member] | Samsung Electronics Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000022688 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022688 [Member] | Kinross Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022688 [Member] | Cenovus Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022688 [Member] | Beazley PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022688 [Member] | Asahi Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022688 [Member] | Siemens AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022688 [Member] | CRH PLC London Stock Exchange [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022688 [Member] | SSE PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022688 [Member] | Sandoz Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022688 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000022688 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000022688 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000022688 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000022688 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000022688 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022688 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000022688 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000022688 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000022688 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000022688 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000022688 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000022688 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000022688 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000022688 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000022688 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000022688 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000022688 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000022688 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000022688 [Member] | BERMUDA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022688 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000022688 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022431 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000022431 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000022431 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022431 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000022431 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000022431 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000022431 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000022431 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000022431 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022431 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022431 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000022431 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000022431 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000022431 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000022431 [Member] | Capital preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000022432 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000022432 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000022432 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022432 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000022432 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000022432 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000022432 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000022432 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000022432 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022432 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022432 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000022432 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000022432 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000022432 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000022432 [Member] | Capital preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000022430 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000022430 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000022430 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022430 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000022430 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000022430 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000022430 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000022430 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000022430 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022430 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022430 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000022430 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000022430 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000022430 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000022430 [Member] | Capital preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000022475 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000022475 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000022475 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000022475 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000022475 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000022475 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000022475 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022475 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022475 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022475 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000022475 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022475 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022476 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000022476 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000022476 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000022476 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000022476 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000022476 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000022476 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022476 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022476 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022476 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000022476 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022476 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022477 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000022477 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000022477 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000022477 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000022477 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000022477 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000022477 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022477 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022477 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022477 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000022477 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022477 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022351 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000022351 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000022351 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000022351 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000022351 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000022351 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000022351 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000022351 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022351 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000022351 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000022351 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022351 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022352 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000022352 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000022352 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000022352 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000022352 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000022352 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000022352 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000022352 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022352 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000022352 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000022352 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022352 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022353 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000022353 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000022353 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000022353 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000022353 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000022353 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000022353 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000022353 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022353 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000022353 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000022353 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022353 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022367 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000022367 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000022367 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000022367 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000022367 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000022367 [Member] | Eli Lilly And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000022367 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022367 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000022367 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022367 [Member] | Novo Nordisk A S ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022367 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000022367 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022367 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000022367 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000022367 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000022367 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000022367 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000022367 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022368 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000022368 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000022368 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000022368 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000022368 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000022368 [Member] | Eli Lilly And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000022368 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022368 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000022368 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022368 [Member] | Novo Nordisk A S ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022368 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000022368 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022368 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000022368 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000022368 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000022368 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000022368 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000022368 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022366 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000022366 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000022366 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000022366 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000022366 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000022366 [Member] | Eli Lilly And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000022366 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022366 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000022366 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022366 [Member] | Novo Nordisk A S ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022366 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000022366 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022366 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000022366 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000022366 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000022366 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000022366 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000022366 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022403 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022403 [Member] | Sumitomo Mitsui Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022403 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022403 [Member] | The Goldman Sachs Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022403 [Member] | KKR And Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000022403 [Member] | The Progressive Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022403 [Member] | Nasdaq Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022403 [Member] | Reinsurance Group of America Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000022403 [Member] | Discover Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022403 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000022403 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000022403 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000022403 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000022403 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000022403 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000022403 [Member] | Capital markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000022403 [Member] | Consumer finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000022403 [Member] | Mortgage real estate investment trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022403 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000022404 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022404 [Member] | Sumitomo Mitsui Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022404 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022404 [Member] | The Goldman Sachs Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022404 [Member] | KKR And Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000022404 [Member] | The Progressive Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022404 [Member] | Nasdaq Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022404 [Member] | Reinsurance Group of America Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000022404 [Member] | Discover Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022404 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000022404 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000022404 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000022404 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000022404 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000022404 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000022404 [Member] | Capital markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000022404 [Member] | Consumer finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000022404 [Member] | Mortgage real estate investment trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022404 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000022402 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022402 [Member] | Sumitomo Mitsui Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022402 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022402 [Member] | The Goldman Sachs Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022402 [Member] | KKR And Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000022402 [Member] | The Progressive Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022402 [Member] | Nasdaq Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022402 [Member] | Reinsurance Group of America Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000022402 [Member] | Discover Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022402 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000022402 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000022402 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000022402 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000022402 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000022402 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000022402 [Member] | Capital markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000022402 [Member] | Consumer finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000022402 [Member] | Mortgage real estate investment trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022402 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000117969 [Member] | Samsung Electronics Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000117969 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000117969 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000117969 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000117969 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000117969 [Member] | Nestle SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000117969 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000117969 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000117969 [Member] | Toyota Motor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000117969 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000117969 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000117969 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000117969 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000117969 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000117969 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000117969 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000117969 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000117969 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000117969 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000117969 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000117969 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000117969 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000117969 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000117969 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000117969 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000117969 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000117969 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000117969 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000117969 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000117969 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000117969 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000117969 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000117969 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000117970 [Member] | Samsung Electronics Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000117970 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000117970 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000117970 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000117970 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000117970 [Member] | Nestle SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000117970 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000117970 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000117970 [Member] | Toyota Motor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000117970 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000117970 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000117970 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000117970 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000117970 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000117970 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000117970 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000117970 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000117970 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000117970 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000117970 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000117970 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000117970 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000117970 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000117970 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000117970 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000117970 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000117970 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000117970 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000117970 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000117970 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000117970 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000117970 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000117970 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022668 [Member] | Samsung Electronics Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022668 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022668 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022668 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022668 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000022668 [Member] | Nestle SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022668 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000022668 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000022668 [Member] | Toyota Motor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022668 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022668 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000022668 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000022668 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000022668 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000022668 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000022668 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000022668 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000022668 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000022668 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022668 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000022668 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000022668 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022668 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000022668 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000022668 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000022668 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000022668 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000022668 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000022668 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000022668 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000022668 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000022668 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000022668 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022704 [Member] | Sprouts Farmers Market Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022704 [Member] | Vaxcyte Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022704 [Member] | Applied Industrial Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022704 [Member] | HealthEquity Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022704 [Member] | SPS Commerce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022704 [Member] | Fluor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022704 [Member] | Insmed Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022704 [Member] | FTAI Aviation Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022704 [Member] | Abercrombie And Fitch Company Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022704 [Member] | Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022704 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000022704 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022704 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000022704 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000022704 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022704 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000022704 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000022704 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022704 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000022704 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000022704 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000022704 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022705 [Member] | Sprouts Farmers Market Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022705 [Member] | Vaxcyte Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022705 [Member] | Applied Industrial Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022705 [Member] | HealthEquity Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022705 [Member] | SPS Commerce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022705 [Member] | Fluor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022705 [Member] | Insmed Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022705 [Member] | FTAI Aviation Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022705 [Member] | Abercrombie And Fitch Company Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022705 [Member] | Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022705 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000022705 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022705 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000022705 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000022705 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022705 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000022705 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000022705 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022705 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000022705 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000022705 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000022705 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022703 [Member] | Sprouts Farmers Market Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022703 [Member] | Vaxcyte Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022703 [Member] | Applied Industrial Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022703 [Member] | HealthEquity Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022703 [Member] | SPS Commerce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022703 [Member] | Fluor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022703 [Member] | Insmed Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022703 [Member] | FTAI Aviation Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022703 [Member] | Abercrombie And Fitch Company Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022703 [Member] | Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022703 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000022703 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022703 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000022703 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000022703 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022703 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000022703 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000022703 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022703 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000022703 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000022703 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000022703 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022712 [Member] | Gulfport Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022712 [Member] | TriMas Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022712 [Member] | Chord Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022712 [Member] | National Bank Holdings Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022712 [Member] | ACI Worldwide Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022712 [Member] | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022712 [Member] | Sitio Royalties Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022712 [Member] | Hancock Whitney Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022712 [Member] | Bread Financial Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022712 [Member] | Belden Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022712 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000022712 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022712 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000022712 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000022712 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022712 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000022712 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000022712 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022712 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000022712 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000022712 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000022712 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022713 [Member] | Gulfport Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022713 [Member] | TriMas Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022713 [Member] | Chord Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022713 [Member] | National Bank Holdings Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022713 [Member] | ACI Worldwide Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022713 [Member] | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022713 [Member] | Sitio Royalties Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022713 [Member] | Hancock Whitney Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022713 [Member] | Bread Financial Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022713 [Member] | Belden Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022713 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000022713 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022713 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000022713 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000022713 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022713 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000022713 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000022713 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022713 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000022713 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000022713 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000022713 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022711 [Member] | Gulfport Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022711 [Member] | TriMas Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022711 [Member] | Chord Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022711 [Member] | National Bank Holdings Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022711 [Member] | ACI Worldwide Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022711 [Member] | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022711 [Member] | Sitio Royalties Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022711 [Member] | Hancock Whitney Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022711 [Member] | Bread Financial Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022711 [Member] | Belden Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022711 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000022711 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022711 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000022711 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000022711 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022711 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000022711 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000022711 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022711 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000022711 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000022711 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000022711 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022411 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000022411 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000022411 [Member] | Elevance Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022411 [Member] | Sumitomo Mitsui Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000022411 [Member] | Samsung Electronics Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022411 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022411 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022411 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022411 [Member] | ING Groep NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022411 [Member] | Sanofi SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022411 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000022411 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000022411 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000022411 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000022411 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000022411 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000022411 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000022411 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000022411 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022411 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000022411 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000022411 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000022411 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	60.20%
C000022411 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022411 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000022411 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000022411 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000022411 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022411 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000022411 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022411 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000022411 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022411 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000022412 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000022412 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000022412 [Member] | Elevance Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022412 [Member] | Sumitomo Mitsui Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000022412 [Member] | Samsung Electronics Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022412 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022412 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022412 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022412 [Member] | ING Groep NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022412 [Member] | Sanofi SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022412 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000022412 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000022412 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000022412 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000022412 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000022412 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000022412 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000022412 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000022412 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022412 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000022412 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000022412 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000022412 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	60.20%
C000022412 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022412 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000022412 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000022412 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000022412 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022412 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000022412 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022412 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000022412 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022412 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000022410 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000022410 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000022410 [Member] | Elevance Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022410 [Member] | Sumitomo Mitsui Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000022410 [Member] | Samsung Electronics Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022410 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022410 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022410 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022410 [Member] | ING Groep NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022410 [Member] | Sanofi SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022410 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000022410 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000022410 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000022410 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000022410 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000022410 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000022410 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000022410 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000022410 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022410 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000022410 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000022410 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000022410 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	60.20%
C000022410 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022410 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000022410 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000022410 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000022410 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022410 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000022410 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022410 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000022410 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022410 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000022443 [Member] | Eli Lilly And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000022443 [Member] | Elevance Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022443 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000022443 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000022443 [Member] | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000022443 [Member] | Merck And Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000022443 [Member] | Stryker Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022443 [Member] | Danaher Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022443 [Member] | Regeneron Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022443 [Member] | Vertex Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022443 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022443 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000022443 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000022443 [Member] | Health care providers and services [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000022443 [Member] | Health care equipment and supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000022443 [Member] | Life sciences tools and services [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000022443 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022444 [Member] | Eli Lilly And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000022444 [Member] | Elevance Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022444 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000022444 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000022444 [Member] | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000022444 [Member] | Merck And Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000022444 [Member] | Stryker Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022444 [Member] | Danaher Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022444 [Member] | Regeneron Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022444 [Member] | Vertex Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022444 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022444 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000022444 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000022444 [Member] | Health care providers and services [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000022444 [Member] | Health care equipment and supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000022444 [Member] | Life sciences tools and services [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000022444 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022442 [Member] | Eli Lilly And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000022442 [Member] | Elevance Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022442 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000022442 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000022442 [Member] | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000022442 [Member] | Merck And Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000022442 [Member] | Stryker Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022442 [Member] | Danaher Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022442 [Member] | Regeneron Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022442 [Member] | Vertex Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022442 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022442 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000022442 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000022442 [Member] | Health care providers and services [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000022442 [Member] | Health care equipment and supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000022442 [Member] | Life sciences tools and services [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000022442 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022625 [Member] | Pinterest Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000022625 [Member] | DexCom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022625 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022625 [Member] | Spotify Technology SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022625 [Member] | Royal Caribbean Cruises Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022625 [Member] | Tradeweb Markets Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022625 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022625 [Member] | Live Nation Entertainment Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022625 [Member] | DraftKings Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022625 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022625 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000022625 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000022625 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000022625 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000022625 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000022625 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000022625 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022625 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022625 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000022625 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000022625 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022625 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000022626 [Member] | Pinterest Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000022626 [Member] | DexCom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022626 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022626 [Member] | Spotify Technology SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022626 [Member] | Royal Caribbean Cruises Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022626 [Member] | Tradeweb Markets Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022626 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022626 [Member] | Live Nation Entertainment Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022626 [Member] | DraftKings Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022626 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022626 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000022626 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000022626 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000022626 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000022626 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000022626 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000022626 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022626 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022626 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000022626 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000022626 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022626 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000022624 [Member] | Pinterest Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000022624 [Member] | DexCom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022624 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022624 [Member] | Spotify Technology SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022624 [Member] | Royal Caribbean Cruises Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022624 [Member] | Tradeweb Markets Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022624 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022624 [Member] | Live Nation Entertainment Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022624 [Member] | DraftKings Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022624 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022624 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000022624 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000022624 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000022624 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000022624 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000022624 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000022624 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022624 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022624 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000022624 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000022624 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022624 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000022665 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000022665 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000022665 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000022665 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000022665 [Member] | Lennar Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000022665 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000022665 [Member] | KKR And Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022665 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000022665 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000022665 [Member] | First Hawaiian Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022665 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000022665 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022665 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000022665 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000022665 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000022665 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000022665 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022665 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000022665 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000022665 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022665 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000022666 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000022666 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000022666 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000022666 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000022666 [Member] | Lennar Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000022666 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000022666 [Member] | KKR And Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022666 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000022666 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000022666 [Member] | First Hawaiian Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022666 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000022666 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022666 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000022666 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000022666 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000022666 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000022666 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022666 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000022666 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000022666 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022666 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000022664 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000022664 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000022664 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000022664 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000022664 [Member] | Lennar Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000022664 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000022664 [Member] | KKR And Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022664 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000022664 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000022664 [Member] | First Hawaiian Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022664 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000022664 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022664 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000022664 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000022664 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000022664 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000022664 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022664 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000022664 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000022664 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022664 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000022419 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%
C000022419 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000022419 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%
C000022419 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000022419 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000022419 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000022419 [Member] | Short Term Investments Quality [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000022419 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	60.40%
C000022419 [Member] | NORWAY
Holdings [Line Items]
Percent of Total Investments	2.30%
C000022419 [Member] | NEW ZEALAND
Holdings [Line Items]
Percent of Total Investments	3.80%
C000022419 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.30%
C000022419 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	1.70%
C000022419 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.70%
C000022419 [Member] | ICELAND
Holdings [Line Items]
Percent of Total Investments	1.80%
C000022419 [Member] | CAYMAN ISLANDS
Holdings [Line Items]
Percent of Total Investments	1.50%
C000022419 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	2.60%
C000022419 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	6.00%
C000022419 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000022419 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000022419 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000022419 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000022419 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000022419 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%
C000022419 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000022419 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Total Investments	32.80%
C000022419 [Member] | Convertible bonds [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000022419 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000022419 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000022419 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000022420 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%
C000022420 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000022420 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%
C000022420 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000022420 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000022420 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000022420 [Member] | Short Term Investments Quality [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000022420 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	60.40%
C000022420 [Member] | NORWAY
Holdings [Line Items]
Percent of Total Investments	2.30%
C000022420 [Member] | NEW ZEALAND
Holdings [Line Items]
Percent of Total Investments	3.80%
C000022420 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.30%
C000022420 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	1.70%
C000022420 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.70%
C000022420 [Member] | ICELAND
Holdings [Line Items]
Percent of Total Investments	1.80%
C000022420 [Member] | CAYMAN ISLANDS
Holdings [Line Items]
Percent of Total Investments	1.50%
C000022420 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	2.60%
C000022420 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	6.00%
C000022420 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000022420 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000022420 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000022420 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000022420 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000022420 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%
C000022420 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000022420 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Total Investments	32.80%
C000022420 [Member] | Convertible bonds [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000022420 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000022420 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000022420 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000022418 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%
C000022418 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000022418 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%
C000022418 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000022418 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000022418 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000022418 [Member] | Short Term Investments Quality [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000022418 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	60.40%
C000022418 [Member] | NORWAY
Holdings [Line Items]
Percent of Total Investments	2.30%
C000022418 [Member] | NEW ZEALAND
Holdings [Line Items]
Percent of Total Investments	3.80%
C000022418 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.30%
C000022418 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	1.70%
C000022418 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.70%
C000022418 [Member] | ICELAND
Holdings [Line Items]
Percent of Total Investments	1.80%
C000022418 [Member] | CAYMAN ISLANDS
Holdings [Line Items]
Percent of Total Investments	1.50%
C000022418 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	2.60%
C000022418 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	6.00%
C000022418 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000022418 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000022418 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000022418 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000022418 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000022418 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%
C000022418 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000022418 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Total Investments	32.80%
C000022418 [Member] | Convertible bonds [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000022418 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000022418 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000022418 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000022447 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022447 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000022447 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022447 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000022447 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.90%
C000022447 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022447 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022447 [Member] | Convertible bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000022447 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000022447 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022447 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022447 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022448 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022448 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000022448 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022448 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000022448 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.90%
C000022448 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022448 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022448 [Member] | Convertible bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000022448 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000022448 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022448 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022448 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022446 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022446 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000022446 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022446 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000022446 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.90%
C000022446 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022446 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022446 [Member] | Convertible bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000022446 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000022446 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022446 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022446 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022589 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000022589 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000022589 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000022589 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000022589 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.70%
C000022589 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000022589 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.30%
C000022589 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000022589 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022589 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000022589 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000022589 [Member] | Equity Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022589 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022590 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000022590 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000022590 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000022590 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000022590 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.70%
C000022590 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000022590 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.30%
C000022590 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000022590 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022590 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000022590 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000022590 [Member] | Equity Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022590 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022724 [Member] | Select Medical Holdings Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022724 [Member] | PennyMac Financial Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022724 [Member] | Pinnacle Financial Partners Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000022724 [Member] | Matador Resources Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022724 [Member] | Meritage Homes Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000022724 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000022724 [Member] | Strategic Education Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022724 [Member] | Houlihan Lokey Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022724 [Member] | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022724 [Member] | Terreno Realty Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022724 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000022724 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022724 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000022724 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000022724 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022724 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000022724 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000022724 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000022724 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000022724 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000022724 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000022724 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000022725 [Member] | Select Medical Holdings Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022725 [Member] | PennyMac Financial Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022725 [Member] | Pinnacle Financial Partners Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000022725 [Member] | Matador Resources Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022725 [Member] | Meritage Homes Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000022725 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000022725 [Member] | Strategic Education Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022725 [Member] | Houlihan Lokey Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022725 [Member] | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022725 [Member] | Terreno Realty Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022725 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000022725 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022725 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000022725 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000022725 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022725 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000022725 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000022725 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000022725 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000022725 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000022725 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000022725 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000022723 [Member] | Select Medical Holdings Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022723 [Member] | PennyMac Financial Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022723 [Member] | Pinnacle Financial Partners Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000022723 [Member] | Matador Resources Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022723 [Member] | Meritage Homes Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000022723 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000022723 [Member] | Strategic Education Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022723 [Member] | Houlihan Lokey Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022723 [Member] | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022723 [Member] | Terreno Realty Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022723 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000022723 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022723 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000022723 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000022723 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022723 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000022723 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000022723 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000022723 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000022723 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000022723 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000022723 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000022760 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000022760 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000022760 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000022760 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000022760 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022760 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022760 [Member] | Eli Lilly And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022760 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022760 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022760 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022760 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000022760 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000022760 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000022760 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000022760 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000022760 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000022760 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022760 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022760 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022760 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000022760 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022760 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022761 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000022761 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000022761 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000022761 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000022761 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022761 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022761 [Member] | Eli Lilly And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022761 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022761 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022761 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022761 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000022761 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000022761 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000022761 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000022761 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000022761 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000022761 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022761 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022761 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022761 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000022761 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022761 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022641 [Member] | Zero To 30 days [Member]
Holdings [Line Items]
Percent of Total Investments	55.10%
C000022641 [Member] | Thirty One To 60 days [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000022641 [Member] | Sixty One To 90 days [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000022641 [Member] | Over 90 days [Member]
Holdings [Line Items]
Percent of Total Investments	20.10%
C000022641 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	52.00%
C000022641 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	36.80%
C000022641 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000022642 [Member] | Zero To 30 days [Member]
Holdings [Line Items]
Percent of Total Investments	55.10%
C000022642 [Member] | Thirty One To 60 days [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000022642 [Member] | Sixty One To 90 days [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000022642 [Member] | Over 90 days [Member]
Holdings [Line Items]
Percent of Total Investments	20.10%
C000022642 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	52.00%
C000022642 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	36.80%
C000022642 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000022640 [Member] | Zero To 30 days [Member]
Holdings [Line Items]
Percent of Total Investments	55.10%
C000022640 [Member] | Thirty One To 60 days [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000022640 [Member] | Sixty One To 90 days [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000022640 [Member] | Over 90 days [Member]
Holdings [Line Items]
Percent of Total Investments	20.10%
C000022640 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	52.00%
C000022640 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	36.80%
C000022640 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000022685 [Member] | Swiss Prime Site AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022685 [Member] | Baloise Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022685 [Member] | LEG Immobilien SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022685 [Member] | GEA Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022685 [Member] | Vistry Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022685 [Member] | PSP Swiss Property AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022685 [Member] | Adecco Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022685 [Member] | Georg Fischer AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022685 [Member] | BPER Banca SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022685 [Member] | Helvetia Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022685 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000022685 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000022685 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000022685 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000022685 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000022685 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000022685 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000022685 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000022685 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022685 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000022685 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000022685 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000022685 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000022685 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000022685 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000022685 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000022685 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000022685 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000022685 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000022685 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022685 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000022685 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022685 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022686 [Member] | Swiss Prime Site AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022686 [Member] | Baloise Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022686 [Member] | LEG Immobilien SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022686 [Member] | GEA Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022686 [Member] | Vistry Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022686 [Member] | PSP Swiss Property AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022686 [Member] | Adecco Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022686 [Member] | Georg Fischer AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022686 [Member] | BPER Banca SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022686 [Member] | Helvetia Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022686 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000022686 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000022686 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000022686 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000022686 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000022686 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000022686 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000022686 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000022686 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022686 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000022686 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000022686 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000022686 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000022686 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000022686 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000022686 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000022686 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000022686 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000022686 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000022686 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022686 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000022686 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022686 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022684 [Member] | Swiss Prime Site AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022684 [Member] | Baloise Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022684 [Member] | LEG Immobilien SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022684 [Member] | GEA Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022684 [Member] | Vistry Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022684 [Member] | PSP Swiss Property AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022684 [Member] | Adecco Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022684 [Member] | Georg Fischer AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022684 [Member] | BPER Banca SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022684 [Member] | Helvetia Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022684 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000022684 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000022684 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000022684 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000022684 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000022684 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000022684 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000022684 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000022684 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022684 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000022684 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000022684 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000022684 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000022684 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000022684 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000022684 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000022684 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000022684 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000022684 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000022684 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022684 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000022684 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022684 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022594 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022594 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000022594 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022594 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022594 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%
C000022594 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000022594 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.00%
C000022594 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000022594 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022594 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000022594 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000022594 [Member] | Equity Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022594 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022595 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022595 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000022595 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022595 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022595 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%
C000022595 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000022595 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.00%
C000022595 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000022595 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022595 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000022595 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000022595 [Member] | Equity Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022595 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022593 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022593 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000022593 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022593 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022593 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%
C000022593 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000022593 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.00%
C000022593 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000022593 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022593 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000022593 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000022593 [Member] | Equity Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022593 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022621 [Member] | Pure Storage Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022621 [Member] | Carlisle Companies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022621 [Member] | Williams Sonoma Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022621 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022621 [Member] | Lennox International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022621 [Member] | Illumina Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022621 [Member] | Reliance Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022621 [Member] | BioMarin Pharmaceutical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022621 [Member] | Burlington Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022621 [Member] | Manhattan Associates Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000022621 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000022621 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000022621 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000022621 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000022621 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022621 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000022621 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000022621 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022621 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000022621 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000022621 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000022621 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022622 [Member] | Pure Storage Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022622 [Member] | Carlisle Companies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022622 [Member] | Williams Sonoma Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022622 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022622 [Member] | Lennox International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022622 [Member] | Illumina Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022622 [Member] | Reliance Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022622 [Member] | BioMarin Pharmaceutical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022622 [Member] | Burlington Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022622 [Member] | Manhattan Associates Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000022622 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000022622 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000022622 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000022622 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000022622 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022622 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000022622 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000022622 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022622 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000022622 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000022622 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000022622 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022620 [Member] | Pure Storage Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022620 [Member] | Carlisle Companies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022620 [Member] | Williams Sonoma Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022620 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022620 [Member] | Lennox International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022620 [Member] | Illumina Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022620 [Member] | Reliance Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022620 [Member] | BioMarin Pharmaceutical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022620 [Member] | Burlington Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022620 [Member] | Manhattan Associates Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000022620 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000022620 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000022620 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000022620 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000022620 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022620 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000022620 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000022620 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022620 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000022620 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000022620 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000022620 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022708 [Member] | Matador Resources Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022708 [Member] | CyberArk Software Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000022708 [Member] | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022708 [Member] | Grand Canyon Education Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022708 [Member] | Novanta Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022708 [Member] | TopBuild Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022708 [Member] | PJT Partners Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022708 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022708 [Member] | Appfolio Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022708 [Member] | Intapp Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022708 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000022708 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022708 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000022708 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000022708 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022708 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000022708 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000022708 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000022708 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000022708 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000022708 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022708 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022709 [Member] | Matador Resources Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022709 [Member] | CyberArk Software Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000022709 [Member] | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022709 [Member] | Grand Canyon Education Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022709 [Member] | Novanta Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022709 [Member] | TopBuild Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022709 [Member] | PJT Partners Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022709 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022709 [Member] | Appfolio Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022709 [Member] | Intapp Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022709 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000022709 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022709 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000022709 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000022709 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022709 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000022709 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000022709 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000022709 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000022709 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000022709 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022709 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022707 [Member] | Matador Resources Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022707 [Member] | CyberArk Software Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000022707 [Member] | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022707 [Member] | Grand Canyon Education Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022707 [Member] | Novanta Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022707 [Member] | TopBuild Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022707 [Member] | PJT Partners Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022707 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022707 [Member] | Appfolio Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022707 [Member] | Intapp Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022707 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000022707 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022707 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000022707 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000022707 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022707 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000022707 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000022707 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000022707 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000022707 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000022707 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022707 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022740 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000022740 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000022740 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022740 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000022740 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000022740 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022740 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022740 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.40%
C000022740 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022740 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022740 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022740 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000022740 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000022740 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000022740 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000022740 [Member] | Convertible bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022740 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022740 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022741 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000022741 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000022741 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022741 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000022741 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000022741 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022741 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022741 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.40%
C000022741 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022741 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022741 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022741 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000022741 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000022741 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000022741 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000022741 [Member] | Convertible bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022741 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022741 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022739 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000022739 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000022739 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022739 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000022739 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000022739 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022739 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022739 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.40%
C000022739 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022739 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022739 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022739 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000022739 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000022739 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000022739 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000022739 [Member] | Convertible bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022739 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022739 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099626 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.70%
C000099626 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000099626 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000099627 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.70%
C000099627 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000099627 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000099628 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.70%
C000099628 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000099628 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000022588 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000022588 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000022588 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000022588 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000022588 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.70%
C000022588 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000022588 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.30%
C000022588 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000022588 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022588 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000022588 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000022588 [Member] | Equity Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022588 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000047759 [Member] | Samsung Electronics Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000047759 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000047759 [Member] | Gree Electric Appliances Inc of Zhuhai Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000047759 [Member] | Beijing New Building Materials PLC Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000047759 [Member] | Genius Electronic Optical Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000047759 [Member] | Yageo Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000047759 [Member] | Beijing Roborock Technology Company Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000047759 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000047759 [Member] | Midea Group Company Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000047759 [Member] | BOE Technology Group Company Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000047759 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000047759 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000047759 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000047759 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000047759 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000047759 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000047759 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000047759 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000047759 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000047759 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000047759 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000047759 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000047759 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000047759 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000047759 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	36.50%
C000047759 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000047759 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000047759 [Member] | GREECE
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000047759 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000047759 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000047759 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000047759 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000047759 [Member] | Other assets and liabilities net [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000047760 [Member] | Samsung Electronics Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000047760 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000047760 [Member] | Gree Electric Appliances Inc of Zhuhai Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000047760 [Member] | Beijing New Building Materials PLC Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000047760 [Member] | Genius Electronic Optical Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000047760 [Member] | Yageo Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000047760 [Member] | Beijing Roborock Technology Company Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000047760 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000047760 [Member] | Midea Group Company Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000047760 [Member] | BOE Technology Group Company Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000047760 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000047760 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000047760 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000047760 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000047760 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000047760 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000047760 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000047760 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000047760 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000047760 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000047760 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000047760 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000047760 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000047760 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000047760 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	36.50%
C000047760 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000047760 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000047760 [Member] | GREECE
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000047760 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000047760 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000047760 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000047760 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000047760 [Member] | Other assets and liabilities net [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000047761 [Member] | Samsung Electronics Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000047761 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000047761 [Member] | Gree Electric Appliances Inc of Zhuhai Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000047761 [Member] | Beijing New Building Materials PLC Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000047761 [Member] | Genius Electronic Optical Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000047761 [Member] | Yageo Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000047761 [Member] | Beijing Roborock Technology Company Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000047761 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000047761 [Member] | Midea Group Company Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000047761 [Member] | BOE Technology Group Company Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000047761 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000047761 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000047761 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000047761 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000047761 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000047761 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000047761 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000047761 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000047761 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000047761 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000047761 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000047761 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000047761 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000047761 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000047761 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	36.50%
C000047761 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000047761 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000047761 [Member] | GREECE
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000047761 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000047761 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000047761 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000047761 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000047761 [Member] | Other assets and liabilities net [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000022744 [Member] | Elevance Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000022744 [Member] | Lennar Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000022744 [Member] | KKR And Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000022744 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000022744 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000022744 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000022744 [Member] | United Rentals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000022744 [Member] | Comcast Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022744 [Member] | Parker Hannifin Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022744 [Member] | Crown Castle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022744 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000022744 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000022744 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000022744 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000022744 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000022744 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000022744 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022744 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000022744 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000022744 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022744 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000022745 [Member] | Elevance Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000022745 [Member] | Lennar Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000022745 [Member] | KKR And Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000022745 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000022745 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000022745 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000022745 [Member] | United Rentals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000022745 [Member] | Comcast Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022745 [Member] | Parker Hannifin Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022745 [Member] | Crown Castle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022745 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000022745 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000022745 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000022745 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000022745 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000022745 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000022745 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022745 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000022745 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000022745 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022745 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000022743 [Member] | Elevance Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000022743 [Member] | Lennar Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000022743 [Member] | KKR And Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000022743 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000022743 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000022743 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000022743 [Member] | United Rentals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000022743 [Member] | Comcast Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022743 [Member] | Parker Hannifin Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022743 [Member] | Crown Castle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022743 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000022743 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000022743 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000022743 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000022743 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000022743 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000022743 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022743 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000022743 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000022743 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022743 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000022820 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000022820 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000022820 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000022820 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000022820 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022820 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000022820 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000022820 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022820 [Member] | Synopsys Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000022820 [Member] | KLA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022820 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022820 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022820 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.40%
C000022820 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000022820 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000022820 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022820 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000022821 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000022821 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000022821 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000022821 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000022821 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022821 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000022821 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000022821 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022821 [Member] | Synopsys Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000022821 [Member] | KLA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022821 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022821 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022821 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.40%
C000022821 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000022821 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000022821 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022821 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000022819 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000022819 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000022819 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000022819 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000022819 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022819 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000022819 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000022819 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022819 [Member] | Synopsys Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000022819 [Member] | KLA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022819 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022819 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022819 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.40%
C000022819 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000022819 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000022819 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022819 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000078286 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000078286 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000078286 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000078286 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000078286 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000078286 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000078286 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000078286 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000078286 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000078286 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000078286 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000078286 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000078286 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000078287 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000078287 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000078287 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000078287 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000078287 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000078287 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000078287 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000078287 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000078287 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000078287 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000078287 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000078287 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000078287 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000078285 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000078285 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000078285 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000078285 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000078285 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000078285 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000078285 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000078285 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000078285 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000078285 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000078285 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000078285 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000078285 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000099623 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000099623 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.00%
C000099623 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000099624 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000099624 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.00%
C000099624 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000099625 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000099625 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.00%
C000099625 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000111804 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000111804 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000111804 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000111804 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000111804 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000111804 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000111804 [Member] | Eli Lilly And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000111804 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000111804 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000111804 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000111804 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000111804 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000111804 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000111804 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000111804 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000111804 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000111804 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000111804 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000111804 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000111804 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000111804 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000111804 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000022759 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000022759 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000022759 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000022759 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000022759 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022759 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022759 [Member] | Eli Lilly And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022759 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022759 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022759 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022759 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000022759 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000022759 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000022759 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000022759 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000022759 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000022759 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022759 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022759 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022759 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000022759 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022759 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022832 [Member] | Applied Industrial Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022832 [Member] | Fluor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022832 [Member] | e l f Beauty Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000022832 [Member] | Verra Mobility Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022832 [Member] | PROCEPT BioRobotics Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022832 [Member] | Cabot Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022832 [Member] | The AZEK Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022832 [Member] | Curtiss Wright Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022832 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022832 [Member] | Viper Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022832 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000022832 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000022832 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000022832 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000022832 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000022832 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000022832 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022832 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000022832 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000022832 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022832 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022833 [Member] | Applied Industrial Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022833 [Member] | Fluor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022833 [Member] | e l f Beauty Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000022833 [Member] | Verra Mobility Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022833 [Member] | PROCEPT BioRobotics Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022833 [Member] | Cabot Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022833 [Member] | The AZEK Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022833 [Member] | Curtiss Wright Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022833 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022833 [Member] | Viper Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022833 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000022833 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000022833 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000022833 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000022833 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000022833 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000022833 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022833 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000022833 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000022833 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022833 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022831 [Member] | Applied Industrial Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022831 [Member] | Fluor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022831 [Member] | e l f Beauty Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000022831 [Member] | Verra Mobility Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022831 [Member] | PROCEPT BioRobotics Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022831 [Member] | Cabot Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022831 [Member] | The AZEK Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022831 [Member] | Curtiss Wright Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022831 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022831 [Member] | Viper Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022831 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000022831 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000022831 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000022831 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000022831 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000022831 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000022831 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022831 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000022831 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000022831 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022831 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000047764 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000047764 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000047764 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000047764 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000047764 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000047764 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000047764 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000047764 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000047764 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000047764 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000047764 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000047764 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000047762 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000047762 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000047762 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000047762 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000047762 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000047762 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000047762 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000047762 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000047762 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000047762 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000047762 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000047762 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000047763 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000047763 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000047763 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000047763 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000047763 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000047763 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000047763 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000047763 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000047763 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000047763 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000047763 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000047763 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000022812 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000022812 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000022812 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000022812 [Member] | AvalonBay Communities Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000022812 [Member] | Essex Property Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000022812 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000022812 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000022812 [Member] | Extra Space Storage Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000022812 [Member] | SL Green Realty Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022812 [Member] | American Homes 4 Rent Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022812 [Member] | Health care providers and services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022812 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000022812 [Member] | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000022812 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000022812 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000022812 [Member] | Health care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000022812 [Member] | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000022812 [Member] | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022812 [Member] | Hotels restaurants and leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022812 [Member] | Real estate management and development [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022812 [Member] | Hotel and resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022812 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022813 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000022813 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000022813 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000022813 [Member] | AvalonBay Communities Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000022813 [Member] | Essex Property Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000022813 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000022813 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000022813 [Member] | Extra Space Storage Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000022813 [Member] | SL Green Realty Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022813 [Member] | American Homes 4 Rent Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022813 [Member] | Health care providers and services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022813 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000022813 [Member] | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000022813 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000022813 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000022813 [Member] | Health care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000022813 [Member] | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000022813 [Member] | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022813 [Member] | Hotels restaurants and leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022813 [Member] | Real estate management and development [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022813 [Member] | Hotel and resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022813 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022811 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000022811 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000022811 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000022811 [Member] | AvalonBay Communities Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000022811 [Member] | Essex Property Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000022811 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000022811 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000022811 [Member] | Extra Space Storage Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000022811 [Member] | SL Green Realty Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022811 [Member] | American Homes 4 Rent Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022811 [Member] | Health care providers and services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022811 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000022811 [Member] | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000022811 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000022811 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000022811 [Member] | Health care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000022811 [Member] | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000022811 [Member] | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022811 [Member] | Hotels restaurants and leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022811 [Member] | Real estate management and development [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022811 [Member] | Hotel and resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022811 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000047744 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000047744 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000047744 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000047744 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000047744 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000047744 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.10%
C000047744 [Member] | U S Government and agency obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000047744 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000047745 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000047745 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000047745 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000047745 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000047745 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000047745 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.10%
C000047745 [Member] | U S Government and agency obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000047745 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000047746 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000047746 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000047746 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000047746 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000047746 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000047746 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.10%
C000047746 [Member] | U S Government and agency obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000047746 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000063027 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000063027 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000063027 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000063027 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000063027 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000063027 [Member] | Danaher Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000063027 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000063027 [Member] | Intuit Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000063027 [Member] | US Treasury Securities Two [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000063027 [Member] | US Treasury Securities One [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000063027 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000063027 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000063027 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000063027 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000063027 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000063027 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000063027 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.70%
C000063028 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000063028 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000063028 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000063028 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000063028 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000063028 [Member] | Danaher Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000063028 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000063028 [Member] | Intuit Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000063028 [Member] | US Treasury Securities Two [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000063028 [Member] | US Treasury Securities One [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000063028 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000063028 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000063028 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000063028 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000063028 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000063028 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000063028 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.70%
C000063026 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000063026 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000063026 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000063026 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000063026 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000063026 [Member] | Danaher Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000063026 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000063026 [Member] | Intuit Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000063026 [Member] | US Treasury Securities Two [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000063026 [Member] | US Treasury Securities One [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000063026 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000063026 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000063026 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000063026 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000063026 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000063026 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000063026 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.70%
C000090649 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000090649 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000090649 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000090649 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000090649 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.70%
C000090649 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000090649 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000090649 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000090650 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000090650 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000090650 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000090650 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000090650 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.70%
C000090650 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000090650 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000090650 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000090651 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000090651 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000090651 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000090651 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000090651 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.70%
C000090651 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000090651 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000090651 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000073238 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.90%
C000073238 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.20%
C000073238 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000073238 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000073238 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000073238 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000073238 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.20%
C000073238 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.90%
C000073238 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000073239 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.90%
C000073239 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.20%
C000073239 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000073239 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000073239 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000073239 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000073239 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.20%
C000073239 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.90%
C000073239 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000073237 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.90%
C000073237 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.20%
C000073237 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000073237 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000073237 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000073237 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000073237 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.20%
C000073237 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.90%
C000073237 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000099620 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.10%
C000099620 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.90%
C000099620 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000099621 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.10%
C000099621 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.90%
C000099621 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000099622 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.10%
C000099622 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.90%
C000099622 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000099629 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000099629 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.00%
C000099629 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000099630 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000099630 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.00%
C000099630 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000099631 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000099631 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.00%
C000099631 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%